Accounts receivable, net (Details 1)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Credit Loss [Abstract]
Beginning balance	$ 549,690	¥ 3,951,391	¥ 8,487,562
Addition			3,951,391
Recovery	(549,690)	(3,951,391)
Deconsolidation of Fe-da and subsidiaries			(8,487,562)
Ending balance			¥ 3,951,391